Income taxes payable (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes payable
Summary of income tax payable
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Income tax payable	1,711	2,442
Total	1,711	2,442